EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 0.3%
Advantage Solutions, Inc. (a)	1,769,040	$2,671,250
comScore, Inc. (a)	8,947	61,466
Entravision Communications Corp. - Class A	470,465	987,977
Fluent, Inc. (a)	53,868	117,432
Thryv Holdings, Inc. (a)	6,347	81,305
		3,919,430

Aerospace & Defense - 0.4%
Air Industries Group (a)	17,142	59,654
SIFCO Industries, Inc. (a)	6,050	16,698
V2X, Inc. (a)	110,406	5,415,414
		5,491,766

Agricultural & Farm Machinery - 0.2%
Titan International, Inc. (a)	325,470	2,730,693

Agricultural Products & Services - 0.6%
Alico, Inc.	16,892	504,057
Fresh Del Monte Produce, Inc.	267,450	8,245,484
		8,749,541

Air Freight & Logistics - 0.1%
Radiant Logistics, Inc. (a)	232,046	1,427,083

Alternative Carriers - 0.5%
Liberty Latin America Ltd. - Class A (a)	214,637	1,358,652
Liberty Latin America Ltd. - Class C (a)	865,892	5,377,190
		6,735,842

Aluminum - 0.8%
Century Aluminum Co. (a)	59,186	1,098,492
Constellium SE (a)	578,006	5,832,081
Kaiser Aluminum Corp.	57,690	3,497,168
		10,427,741

Apparel Retail - 1.6%
Abercrombie & Fitch Co. - Class A (a)	27,729	2,117,664
Caleres, Inc.	162,814	2,805,285
Cato Corp. - Class A	50,584	168,445
Citi Trends, Inc. (a)	20,708	458,372
Designer Brands, Inc. - Class A (b)	321,009	1,171,683

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Apparel Retail - 1.6% (Continued)
Destination XL Group, Inc. (a)	71,020	$103,689
Duluth Holdings, Inc. - Class B (a)	101,447	176,518
Foot Locker, Inc. (a)	410,824	5,792,618
Genesco, Inc. (a)	64,783	1,375,343
Guess?, Inc.	271,920	3,010,154
Lands' End, Inc. (a)	70,257	715,216
Shoe Carnival, Inc.	140,151	3,081,920
Tilly's, Inc. - Class A (a)	44,659	98,250
Zumiez, Inc. (a)	10,122	150,717
		21,225,874

Apparel, Accessories & Luxury Goods - 0.7%
Delta Apparel, Inc. (a)(c)	39,670	—
Fossil Group, Inc. (a)	80,833	92,958
G-III Apparel Group Ltd. (a)	240,351	6,573,600
Jerash Holdings US, Inc.	700	2,380
Lakeland Industries, Inc.	6,265	127,242
Movado Group, Inc.	108,377	1,812,063
Superior Group of Cos., Inc.	92,181	1,008,460
Vera Bradley, Inc. (a)	163,636	368,181
Vince Holding Corp. (a)	3,993	7,667
		9,992,551

Application Software - 0.2%
E2open Parent Holdings, Inc. - Class A (a)	1,130,653	2,261,306
NetSol Technologies, Inc. (a)	46,392	112,269
		2,373,575

Asset Management & Custody Banks - 0.1%
Great Elm Group, Inc. (a)	2,448	4,627
Hennessy Advisors, Inc.	8,988	89,521
US Global Investors, Inc. - Class A	34,651	78,311
Westwood Holdings Group, Inc.	28,751	465,766
		638,225

Automobile Manufacturers - 0.3%
Winnebago Industries, Inc.	133,153	4,588,452

Automotive Parts & Equipment - 2.2%
Adient PLC (a)	316,292	4,067,515
American Axle & Manufacturing Holdings, Inc. (a)	567,790	2,310,905
China Automotive Systems, Inc.	156,258	690,660

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 2.2% (Continued)
Dana, Inc.	638,015	$8,504,740
Holley, Inc. (a)	283,049	727,436
Kandi Technologies Group, Inc. (a)	100,348	142,494
Phinia, Inc.	244,732	10,383,979
Standard Motor Products, Inc.	114,036	2,842,918
Strattec Security Corp. (a)	17,221	679,541
		30,350,188

Automotive Retail - 0.8%
Advance Auto Parts, Inc.	191,009	7,489,463
Arko Corp.	338,044	1,335,274
CarParts.com, Inc. (a)	65,221	65,221
Monro, Inc.	141,635	2,049,458
		10,939,416

Biotechnology - 0.3%
Carisma Therapeutics, Inc. (a)	30,988	9,606
Ovid therapeutics, Inc. (a)	91,234	28,456
Voyager Therapeutics, Inc. (a)	48,200	162,916
XBiotech, Inc. (a)	60,632	196,448
Zymeworks, Inc. (a)	360,044	4,288,124
		4,685,550

Broadcasting - 1.5%
AMC Networks, Inc. - Class A (a)	200,273	1,377,878
Cumulus Media, Inc. - Class A (a)	17,280	7,638
EW Scripps Co. - Class A (a)	316,113	935,694
Gray Media, Inc.	464,859	2,008,191
Saga Communications, Inc. - Class A	30,406	379,163
Salem Media Group, Inc. (a)	62,984	33,382
Sinclair, Inc.	251,943	4,013,452
TEGNA, Inc.	630,042	11,479,365
Townsquare Media, Inc. - Class A	57,613	468,970
Urban One, Inc. (a)	154,253	111,062
		20,814,795

Broadline Retail - 0.3%
Kohl's Corp. (b)	406,526	3,325,383
QVC Group, Inc. - Class A (a)	567,304	114,085
		3,439,468

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Building Products - 1.5%
American Woodmark Corp. (a)	90,895	$5,347,353
AZZ, Inc.	2,391	199,911
Caesarstone Ltd. (a)	40,602	98,663
JELD-WEN Holding, Inc. (a)	442,547	2,642,006
Masterbrand, Inc. (a)	663,909	8,670,651
Quanex Building Products Corp.	183,103	3,403,885
		20,362,469

Cable & Satellite - 0.3%
EchoStar Corp. - Class A (a)	159,267	4,074,050
WideOpenWest, Inc. (a)	96,638	478,358
		4,552,408

Cargo Ground Transportation - 1.6%
ArcBest Corp.	76,116	5,372,267
Covenant Logistics Group, Inc.	172,788	3,835,894
Heartland Express, Inc.	353,417	3,258,505
PAMT CORP (a)	70,025	850,103
Universal Logistics Holdings, Inc.	108,268	2,840,952
Werner Enterprises, Inc.	210,655	6,172,192
		22,329,913

Casinos & Gaming - 0.0%(d)
Century Casinos, Inc. (a)	44,612	75,394

Coal & Consumable Fuels - 0.6%
Core Natural Resources, Inc.	1,449	111,718
Hallador Energy Co. (a)	246,106	3,022,182
NACCO Industries, Inc. - Class A	38,972	1,314,525
Peabody Energy Corp.	290,363	3,934,419
		8,382,844

Commercial & Residential Mortgage Finance - 1.2%
Federal Agricultural Mortgage Corp. - Class C	34,274	6,426,718
Guild Holdings Co. - Class A	262,761	4,020,243
loanDepot, Inc. - Class A (a)	64,318	76,539
Onity Group, Inc. (a)	48,029	1,552,297
Security National Financial Corp. - Class A (a)	56,652	685,489
Velocity Financial, Inc. (a)	109,928	2,056,753
Waterstone Financial, Inc.	83,591	1,124,299
		15,942,338

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Commercial Printing - 0.4%
Deluxe Corp.	236,338	$3,736,504
Ennis, Inc.	15,894	319,310
Quad/Graphics, Inc.	315,209	1,717,889
		5,773,703

Commodity Chemicals - 1.1%
AdvanSix, Inc.	161,339	3,654,328
Core Molding Technologies, Inc. (a)	40,862	621,103
Koppers Holdings, Inc.	111,031	3,108,868
Kronos Worldwide, Inc.	9,825	73,491
Mativ Holdings, Inc.	319,593	1,991,064
Tronox Holdings PLC	739,720	5,207,629
		14,656,483

Communications Equipment - 0.5%
ClearOne, Inc.	28,210	16,367
KVH Industries, Inc. (a)	28,147	148,898
NETGEAR, Inc. (a)	152,269	3,724,500
NetScout Systems, Inc. (a)	7,804	163,962
Network-1 Technologies, Inc.	98,806	128,448
Viasat, Inc. (a)	226,184	2,356,837
		6,539,012

Construction & Engineering - 1.1%
Ameresco, Inc. - Class A (a)	98,290	1,187,343
Concrete Pumping Holdings, Inc.	321,737	1,756,684
Great Lakes Dredge & Dock Corp. (a)	198,353	1,725,671
Limbach Holdings, Inc. (a)	4,861	361,999
Northwest Pipe Co. (a)	48,369	1,997,640
Orion Group Holdings, Inc. (a)	119,720	626,135
Tutor Perini Corp. (a)	288,066	6,677,370
		14,332,842

Construction Machinery & Heavy Transportation Equipment - 0.9%
Commercial Vehicle Group, Inc. (a)	114,177	131,303
Greenbrier Cos., Inc.	170,148	8,714,981
Manitowoc Co., Inc. (a)	190,140	1,633,303
Twin Disc, Inc.	18,416	139,409
Wabash National Corp.	202,429	2,236,840
		12,855,836

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Consumer Electronics - 0.0%(d)
Koss Corp. (a)	6,323	$29,845
Universal Electronics, Inc. (a)	48,816	298,754
		328,599

Consumer Finance - 3.2%
Atlanticus Holdings Corp. (a)	38,312	1,959,659
Bread Financial Holdings, Inc.	176,500	8,839,120
Consumer Portfolio Services, Inc. (a)	150,808	1,307,505
Encore Capital Group, Inc. (a)	90,910	3,116,395
Enova International, Inc. (a)	107,498	10,380,007
EZCORP, Inc. - Class A (a)	348,482	5,129,655
Green Dot Corp. - Class A (a)	198,919	1,678,876
LendingClub Corp. (a)	14,855	153,304
LendingTree, Inc. (a)	11,570	581,624
Medallion Financial Corp.	27,842	242,504
Navient Corp.	406,715	5,136,810
Old Market Capital Corp. (a)	25,225	151,854
Oportun Financial Corp. (a)	124,980	686,140
Regional Management Corp.	46,851	1,410,684
World Acceptance Corp. (a)	23,422	2,964,054
		43,738,191

Data Processing & Outsourced Services - 0.2%
Conduent, Inc. (a)	864,190	2,333,313

Distributors - 0.5%
Alliance Entertainment Holding Corp. (a)(b)	90,880	304,448
A-Mark Precious Metals, Inc.	97,264	2,467,588
AMCON Distributing Co.	2,846	333,850
GigaCloud Technology, Inc. - Class A (a)(b)	198,933	2,824,848
Weyco Group, Inc.	43,175	1,315,974
		7,246,708

Diversified Banks - 0.5%
Bank of NT Butterfield & Son Ltd.	159,061	6,190,654

Diversified Chemicals - 0.1%
LSB Industries, Inc. (a)	105,824	697,380

Diversified Financial Services - 0.0%(d)
Alerus Financial Corp.	9,314	171,936

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Diversified Support Services - 0.2%
Civeo Corp.	106,318	$2,445,314

Education Services - 0.5%
American Public Education, Inc. (a)	97,294	2,171,602
Chegg, Inc. (a)	424,563	271,380
Lincoln Educational Services Corp. (a)	47,648	756,174
Perdoceo Education Corp.	85,277	2,147,275
Universal Technical Institute, Inc. (a)	37,475	962,358
		6,308,789

Electrical Components & Equipment - 0.1%
Allient, Inc.	46,044	1,012,047
CBAK Energy Technology, Inc. (a)(b)	355,536	283,398
LSI Industries, Inc.	4,672	79,424
Servotronics, Inc. (a)	1,500	15,900
Ultralife Corp. (a)	7,679	41,313
		1,432,082

Electronic Components - 0.0%(d)
Bel Fuse, Inc. - Class B	6,700	501,562

Electronic Equipment & Instruments - 0.2%
Daktronics, Inc. (a)	242,535	2,954,076

Electronic Manufacturing Services - 1.6%
Benchmark Electronics, Inc.	197,158	7,497,919
Key Tronic Corp. (a)	4,000	10,320
Kimball Electronics, Inc. (a)	88,650	1,458,293
Methode Electronics, Inc.	127,268	811,970
TTM Technologies, Inc. (a)	568,440	11,658,704
		21,437,206

Environmental & Facilities Services - 0.7%
BrightView Holdings, Inc. (a)	508,421	6,528,125
Enviri Corp. (a)	396,638	2,637,643
		9,165,768

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	22,753	100,113
Intrepid Potash, Inc. (a)	60,623	1,781,710
		1,881,823

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Food Distributors - 1.4%
Andersons, Inc.	178,873	$7,679,018
SpartanNash Co.	182,033	3,687,988
United Natural Foods, Inc. (a)	287,497	7,874,543
		19,241,549

Food Retail - 1.0%
Ingles Markets, Inc. - Class A	67,241	4,379,407
Village Super Market, Inc. - Class A	64,122	2,437,277
Weis Markets, Inc.	91,865	7,078,198
		13,894,882

Footwear - 0.0%(d)
Rocky Brands, Inc.	34,672	602,253

Gold - 0.2%
Caledonia Mining Corp. PLC	95,454	1,192,221
McEwen Mining, Inc. (a)	208,100	1,571,155
		2,763,376

Health Care Distributors - 0.8%
AdaptHealth Corp. (a)	728,266	7,894,403
Owens & Minor, Inc. (a)	365,634	3,301,675
		11,196,078

Health Care Equipment - 0.2%
FONAR Corp. (a)	21,139	296,157
Varex Imaging Corp. (a)	179,128	2,077,885
		2,374,042

Health Care Facilities - 0.7%
Select Medical Holdings Corp.	610,658	10,197,989

Health Care Services - 1.1%
American Shared Hospital Services (a)	11,924	33,149
Enhabit, Inc. (a)	190,514	1,674,618
Fulgent Genetics, Inc. (a)	22,670	383,123
Pediatrix Medical Group, Inc. (a)	289,452	4,194,159
Premier, Inc. - Class A	459,178	8,852,952
		15,138,001

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Health Care Supplies - 0.3%
Avanos Medical, Inc. (a)	162,182	$2,324,068
OraSure Technologies, Inc. (a)	405,216	1,365,578
		3,689,646

Health Care Technology - 0.1%
CareCloud, Inc. (a)	62,793	87,282
Claritev Corp. (a)	50,062	1,032,779
		1,120,061

Heavy Electrical Equipment - 0.0%(d)
Broadwind, Inc. (a)	92,318	133,861

Home Furnishings - 0.2%
Bassett Furniture Industries, Inc.	28,643	436,806
Flexsteel Industries, Inc.	24,749	903,586
Hooker Furnishings Corp.	55,319	555,403
Live Ventures, Inc. (a)	18,790	143,368
Lovesac Co. (a)	55,925	1,016,716
		3,055,879

Home Improvement Retail - 0.0%(d)
GrowGeneration Corp. (a)	18,497	19,977

Homebuilding - 0.7%
Beazer Homes USA, Inc. (a)	50,397	1,027,595
Century Communities, Inc.	58,974	3,957,155
Hovnanian Enterprises, Inc. - Class A (a)	31,294	3,276,795
Landsea Homes Corp. (a)	207,648	1,333,100
Legacy Housing Corp. (a)	6,071	153,111
		9,747,756

Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	92,185	1,817,888

Hotels, Resorts & Cruise Lines - 0.1%
Target Hospitality Corp. (a)	100,271	659,783

Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	47,328	919,583
Traeger, Inc. (a)	167,696	281,729
		1,201,312

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Household Products - 0.8%
Central Garden & Pet Co. (a)	51,591	$1,891,326
Central Garden & Pet Co. - Class A (a)	258,897	8,473,699
		10,365,025

Housewares & Specialties - 0.0%(d)
Lifetime Brands, Inc.	108,458	534,698

Human Resource & Employment Services - 0.5%
Heidrick & Struggles International, Inc.	87,396	3,743,170
Kelly Services, Inc. - Class A	214,829	2,829,298
TrueBlue, Inc. (a)	141,822	753,075
		7,325,543

Industrial Machinery & Supplies & Components - 1.1%
Eastern Co.	31,855	806,569
Hurco Cos., Inc.	8,031	124,561
Hyster-Yale, Inc.	48,701	2,023,040
Kennametal, Inc.	329,055	7,008,871
Mayville Engineering Co., Inc. (a)	98,207	1,318,920
NN, Inc. (a)	192,321	434,645
Park-Ohio Holdings Corp.	11,553	249,545
Perma-Pipe International Holdings, Inc. (a)	20,101	249,855
Proto Labs, Inc. (a)	98,394	3,447,726
		15,663,732

Insurance Brokers - 0.0%(d)
Crawford & Co. - Class A	8,880	101,410
Crawford & Co. - Class B	101	1,153
GoHealth, Inc. (a)	25,008	306,848
		409,411

Integrated Telecommunication Services - 0.1%
ATN International, Inc.	86,859	1,764,106

Interactive Media & Services - 0.7%
Angi, Inc. (a)	16,138	248,687
DHI Group, Inc. (a)	44,229	61,478
Outbrain, Inc. (a)	219,616	819,168
Taboola.com Ltd. (a)	722,984	2,132,803
Ziff Davis, Inc. (a)	174,628	6,562,520
		9,824,656

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.0%(d)
Data Storage Corp. (a)	7,000	$25,410

Investment Banking & Brokerage - 0.2%
Oppenheimer Holdings, Inc. - Class A	36,347	2,167,372

IT Consulting & Other Services - 0.0%(d)
WidePoint Corp. (a)	29,001	96,573

Leisure Products - 0.8%
American Outdoor Brands, Inc. (a)	25,399	308,852
AMMO, Inc. (a)	645,302	890,517
Clarus Corp.	54,486	204,323
JAKKS Pacific, Inc.	61,228	1,510,495
Johnson Outdoors, Inc. - Class A	20,782	516,225
Latham Group, Inc. (a)	405,207	2,605,481
MasterCraft Boat Holdings, Inc. (a)	87,614	1,508,713
Smith & Wesson Brands, Inc.	25,989	242,217
Solo Brands, Inc. - Class A (a)	351,926	59,053
Topgolf Callaway Brands Corp. (a)	443,748	2,924,299
		10,770,175

Life & Health Insurance - 0.1%
Citizens, Inc. (a)(b)	157,169	715,119

Marine Transportation - 1.6%
Costamare, Inc.	614,482	6,046,503
Genco Shipping & Trading Ltd.	274,401	3,665,997
Golden Ocean Group Ltd.	980,141	7,821,525
Pangaea Logistics Solutions Ltd.	381,919	1,817,935
Safe Bulkers, Inc.	576,229	2,126,285
		21,478,245

Movies & Entertainment - 0.7%
Marcus Corp.	172,745	2,883,114
Sphere Entertainment Co. (a)	183,515	6,004,611
		8,887,725

Multi-line Insurance - 0.6%
Atlantic American Corp.	1,204	2,047
Horace Mann Educators Corp.	174,926	7,474,588
		7,476,635

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Office Services & Supplies - 1.2%
ACCO Brands Corp.	460,514	$1,929,554
Acme United Corp.	3,985	157,846
MillerKnoll, Inc.	385,233	7,373,359
NL Industries, Inc.	168,532	1,331,403
Steelcase, Inc. - Class A	500,141	5,481,545
Virco Mfg. Corp.	27,239	257,681
		16,531,388

Oil & Gas Drilling - 0.4%
Seadrill Ltd. (a)	238,527	5,963,175

Oil & Gas Equipment & Services - 3.4%
Bristow Group, Inc. (a)	104,469	3,299,131
DMC Global, Inc. (a)	102,806	865,627
Energy Services of America Corp.	31,996	302,362
Forum Energy Technologies, Inc. (a)	13,908	279,690
Geospace Technologies Corp. (a)	52,207	376,413
Gulf Island Fabrication, Inc. (a)	28,144	181,810
Helix Energy Solutions Group, Inc. (a)	641,198	5,328,355
Innovex International, Inc. (a)	58,131	1,044,033
Mammoth Energy Services, Inc. (a)	159,685	325,757
Natural Gas Services Group, Inc. (a)	98,479	2,163,584
NCS Multistage Holdings, Inc. (a)	21,489	751,900
NPK International, Inc. (a)	398,311	2,314,187
Oil States International, Inc. (a)	400,945	2,064,867
ProFrac Holding Corp. - Class A (a)(b)	594,680	4,513,621
ProPetro Holding Corp. (a)	566,287	4,162,209
Ranger Energy Services, Inc. - Class A	137,775	1,955,027
RPC, Inc.	947,972	5,213,846
SEACOR Marine Holdings, Inc. (a)	43,111	218,142
Select Water Solutions, Inc.	653,548	6,862,254
Smart Sand, Inc.	161,480	418,233
Solaris Energy Infrastructure, Inc. - Class A	198,627	4,322,124
		46,963,172

Oil & Gas Exploration & Production - 4.0%
Amplify Energy Corp. (a)	169,229	632,916
Barnwell Industries, Inc. (a)	51,362	83,206
Berry Corp.	437,626	1,404,779
Crescent Energy Co. - Class A	992,899	11,160,185
Diversified Energy Co. PLC	268,664	3,632,337
Epsilon Energy Ltd.	98,009	691,944

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 4.0% ( Continued)
Gran Tierra Energy, Inc. (a)	233,271	$1,150,026
Gulfport Energy Corp. (a)	67,129	12,361,134
HighPeak Energy, Inc.	186,174	2,356,963
Kolibri Global Energy, Inc. (a)	25,006	209,800
PEDEVCO Corp. (a)	61,091	42,764
PHX Minerals, Inc.	144,520	570,854
PrimeEnergy Resources Corp. (a)	8,649	1,971,021
Riley Exploration Permian, Inc.	31,549	920,284
Ring Energy, Inc. (a)	783,428	900,942
SandRidge Energy, Inc.	139,197	1,589,630
Talos Energy, Inc. (a)	893,272	8,682,604
US Energy Corp. (a)(b)	21,848	26,218
VAALCO Energy, Inc.	573,580	2,156,661
Vital Energy, Inc. (a)	200,055	4,245,167
		54,789,435

Oil & Gas Refining & Marketing - 1.7%
Clean Energy Fuels Corp. (a)	373,770	579,343
Delek US Holdings, Inc.	341,913	5,152,629
FutureFuel Corp.	250,502	976,958
Par Pacific Holdings, Inc. (a)	325,394	4,640,118
REX American Resources Corp. (a)	78,667	2,955,519
World Kinect Corp.	320,021	9,075,796
		23,380,363

Oil & Gas Storage & Transportation - 3.5%
Ardmore Shipping Corp.	234,987	2,300,523
DHT Holdings, Inc.	564,472	5,926,956
Dorian LPG Ltd.	247,353	5,525,866
Golar LNG Ltd.	3,132	118,985
International Seaways, Inc.	221,415	7,350,978
Nordic American Tankers Ltd.	221,939	545,970
Scorpio Tankers, Inc.	164,861	6,195,476
SFL Corp. Ltd.	752,960	6,174,272
Summit Midstream Corp. (a)	59,481	2,015,811
Teekay Corp. Ltd.	728,232	4,784,484
Teekay Tankers Ltd.	185,374	7,094,263
		48,033,584

Other Specialty Retail - 1.2%
1-800-Flowers.com, Inc. - Class A (a)(b)	373,265	2,202,263
Big 5 Sporting Goods Corp.	126,959	122,757

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Other Specialty Retail - 1.2% (Continued)
MarineMax, Inc. (a)	22,863	$491,554
ODP Corp. (a)	202,111	2,896,251
Petco Health & Wellness Co., Inc. (a)	1,437,897	4,385,586
Sally Beauty Holdings, Inc. (a)	359,896	3,249,861
Signet Jewelers Ltd.	50,236	2,916,702
Sportsman's Warehouse Holdings, Inc. (a)	138,883	138,064
		16,403,038

Packaged Foods & Meats - 1.1%
B&G Foods, Inc.	353,878	2,431,142
Coffee Holding Co., Inc. (a)	22,369	79,410
Dole PLC	497,604	7,190,378
Hain Celestial Group, Inc. (a)	106,958	443,876
Seneca Foods Corp. - Class A (a)	14,865	1,323,579
TreeHouse Foods, Inc. (a)	148,420	4,020,698
		15,489,083

Paper & Plastic Packaging Products & Materials - 0.2%
Ranpak Holdings Corp. (a)	379,061	2,054,511

Paper Products - 0.3%
Clearwater Paper Corp. (a)	115,315	2,925,542
Magnera Corp. (a)	53,144	965,095
Mercer International, Inc.	103,927	639,151
		4,529,788

Passenger Airlines - 1.9%
Allegiant Travel Co.	86,435	4,464,368
JetBlue Airways Corp. (a)	1,366,987	6,588,877
SkyWest, Inc. (a)	130,882	11,435,160
Sun Country Airlines Holdings, Inc. (a)	228,893	2,819,962
		25,308,367

Personal Care Products - 0.6%
Edgewell Personal Care Co.	212,808	6,641,738
Lifevantage Corp.	23,870	348,025
Mannatech, Inc. (a)	5,650	51,867
Natural Alternatives International, Inc. (a)	24,536	84,404
Nature's Sunshine Products, Inc. (a)	7,633	95,794
Olaplex Holdings, Inc. (a)	453,874	576,420
USANA Health Sciences, Inc. (a)	25,483	687,276
		8,485,524

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Pharmaceuticals - 0.6%
ALT5 Sigma Corp. (a)	17,678	$68,591
Assertio Holdings, Inc. (a)	263,401	177,690
Innoviva, Inc. (a)	95,228	1,726,483
Opus Genetics, Inc. (a)	42,065	41,299
Pacira BioSciences, Inc. (a)	234,229	5,820,591
SCYNEXIS, Inc. (a)	107,251	102,114
		7,936,768

Property & Casualty Insurance - 2.2%
Ambac Financial Group, Inc. (a)	195,127	1,707,361
Donegal Group, Inc. - Class A	91,814	1,802,309
Fidelis Insurance Holdings Ltd.	442,570	7,169,634
Hamilton Insurance Group Ltd. - Class B (a)	330,254	6,846,165
Heritage Insurance Holdings, Inc. (a)	124,859	1,800,467
Mercury General Corp.	10,109	565,093
NI Holdings, Inc. (a)	21,850	311,581
Stewart Information Services Corp.	22,750	1,623,213
Tiptree, Inc.	120,640	2,906,218
United Fire Group, Inc.	96,663	2,847,692
Universal Insurance Holdings, Inc.	96,229	2,280,627
		29,860,360

Publishing - 0.4%
Gannett Co., Inc. (a)	951,925	2,751,063
Scholastic Corp.	164,178	3,099,681
		5,850,744

Real Estate Development - 0.3%
AMREP Corp. (a)	48,281	968,034
Forestar Group, Inc. (a)	155,579	3,288,940
		4,256,974

Real Estate Services - 1.0%
Anywhere Real Estate, Inc. (a)	608,172	2,025,213
Newmark Group, Inc. - Class A	594,669	7,237,122
Opendoor Technologies, Inc. (a)	3,203,586	3,267,657
RE/MAX Holdings, Inc. - Class A (a)	124,913	1,045,522
		13,575,514

Regional Banks - 24.1%
1st Source Corp.	78,078	4,669,845
ACNB Corp.	45,656	1,879,201

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.1% (Continued)
Amalgamated Financial Corp.	101,382	$2,914,733
AmeriServ Financial, Inc.	101,212	245,945
Ames National Corp.	8,729	152,932
Auburn National BanCorp, Inc.	12,105	261,347
Banc of California, Inc.	85,166	1,208,506
Bank of Marin Bancorp	25,775	568,854
Bank of the James Financial Group, Inc.	22,211	328,279
Bank7 Corp.	11,655	451,515
BankUnited, Inc.	244,252	8,412,039
Bankwell Financial Group, Inc.	21,262	641,687
Banner Corp.	99,416	6,339,758
Bar Harbor Bankshares	49,544	1,461,548
BayCom Corp.	37,226	936,978
BCB Bancorp, Inc.	62,609	617,325
Berkshire Hills Bancorp, Inc.	149,532	3,901,290
Blue Ridge Bankshares, Inc. (a)	35,027	114,188
Bridgewater Bancshares, Inc. (a)	19,170	266,271
Brookline Bancorp, Inc.	259,902	2,832,932
Business First Bancshares, Inc.	85,408	2,079,685
Byline Bancorp, Inc.	147,048	3,846,776
C&F Financial Corp.	15,218	1,025,541
California BanCorp (a)	11,969	171,516
Camden National Corp.	43,043	1,741,950
Capital Bancorp, Inc.	83,401	2,362,750
Capital City Bank Group, Inc.	28,079	1,009,721
Carter Bankshares, Inc. (a)	90,725	1,467,930
CB Financial Services, Inc.	34,000	967,300
Central Pacific Financial Corp.	94,421	2,553,144
CF Bankshares, Inc.	2,856	62,946
Chemung Financial Corp.	23,894	1,136,638
ChoiceOne Financial Services, Inc.	30,701	883,268
Citizens & Northern Corp.	11,721	235,827
Citizens Community Bancorp, Inc.	61,373	882,544
Citizens Financial Services, Inc.	1,461	84,811
Citizens Holding Co.	4,256	34,399
Civista Bancshares, Inc.	64,535	1,261,014
CNB Financial Corp.	77,776	1,730,516
Coastal Financial Corp. (a)	12,439	1,124,610
Colony Bankcorp, Inc.	47,942	774,263
Community Trust Bancorp, Inc.	62,716	3,158,378
Community West Bancshares	31,579	583,580
ConnectOne Bancorp, Inc.	146,953	3,572,427

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.1% (Continued)
Dime Community Bancshares, Inc.	82,084	$2,288,502
Eagle Bancorp Montana, Inc.	25,114	420,911
Eagle Bancorp, Inc.	91,087	1,912,827
Enterprise Bancorp, Inc.	55,042	2,142,785
Enterprise Financial Services Corp.	123,324	6,627,432
Equity Bancshares, Inc. - Class A	61,768	2,433,659
ESSA Bancorp, Inc.	50,340	948,909
Farmers & Merchants Bancorp, Inc./Archbold OH	4,126	98,653
Farmers National Banc Corp.	38,058	496,657
FB Financial Corp.	44,056	2,042,436
Financial Institutions, Inc.	74,841	1,868,031
Finwise Bancorp (a)	24,052	421,151
First Bancorp, Inc.	6,921	171,087
First Bancshares, Inc.	99,589	3,367,104
First Bank	95,139	1,409,009
First Busey Corp.	309,540	6,686,064
First Business Financial Services, Inc.	41,571	1,960,073
First Capital, Inc.	15,713	599,451
First Community Corp.	10,080	227,405
First Financial Bancorp	312,333	7,802,078
First Financial Corp.	39,920	1,955,282
First Guaranty Bancshares, Inc.	46,048	354,570
First Internet Bancorp	13,135	351,755
First Merchants Corp.	193,455	7,823,320
First Mid Bancshares, Inc.	72,134	2,517,477
First National Corp.	15,089	338,748
First Northwest Bancorp	18,168	184,587
First of Long Island Corp.	62,112	767,083
First Savings Financial Group, Inc.	31,258	805,206
First United Corp.	26,549	797,001
First US Bancshares, Inc.	7,131	95,270
First Western Financial, Inc. (a)	24,763	486,593
Firstsun Capital Bancorp (a)	72,528	2,621,887
Flushing Financial Corp.	102,944	1,307,389
Franklin Financial Services Corp.	33,474	1,186,653
FS Bancorp, Inc.	38,822	1,475,624
FVCBankcorp, Inc. (a)	61,754	652,740
Great Southern Bancorp, Inc.	13,641	755,302
Guaranty Bancshares, Inc.	16,245	650,287
Hanmi Financial Corp.	114,624	2,597,380
HarborOne Bancorp, Inc.	134,279	1,392,473
Hawthorn Bancshares, Inc.	30,547	862,342

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.1% (Continued)
Heritage Commerce Corp.	171,866	$1,636,164
Heritage Financial Corp.	123,798	3,012,005
Hilltop Holdings, Inc.	225,413	6,863,826
Home Bancorp, Inc.	33,749	1,511,955
Hope Bancorp, Inc.	440,532	4,612,370
Horizon Bancorp, Inc.	150,435	2,268,560
Independent Bank Corp.	124,445	7,796,479
Investar Holding Corp.	58,028	1,021,873
Kearny Financial Corp.	181,165	1,134,093
Landmark Bancorp, Inc.	14,933	406,775
LCNB Corp.	52,377	774,656
Live Oak Bancshares, Inc.	65,931	1,757,720
MainStreet Bancshares, Inc.	34,329	573,981
Mercantile Bank Corp.	57,731	2,507,835
Metropolitan Bank Holding Corp. (a)	42,268	2,366,585
Mid Penn Bancorp, Inc.	57,505	1,489,955
Middlefield Banc Corp.	17,863	499,271
Midland States Bancorp, Inc.	58,504	1,001,588
MidWestOne Financial Group, Inc.	68,431	2,026,242
MVB Financial Corp.	14,144	244,974
National Bank Holdings Corp. - Class A	131,730	5,041,307
Northeast Community Bancorp, Inc.	69,058	1,618,720
Northfield Bancorp, Inc.	133,823	1,460,009
Northwest Bancshares, Inc.	363,549	4,369,859
Oak Valley Bancorp	25,948	647,662
OceanFirst Financial Corp.	140,481	2,389,582
OFG Bancorp	135,629	5,427,873
Ohio Valley Banc Corp.	9,302	242,317
Old Point Financial Corp.	19,459	582,602
Old Second Bancorp, Inc.	167,907	2,793,972
OP Bancorp	54,763	658,251
Origin Bancorp, Inc.	112,752	3,909,112
Orrstown Financial Services, Inc.	64,618	1,939,186
Parke Bancorp, Inc.	49,443	931,506
PCB Bancorp	58,475	1,094,067
Peapack-Gladstone Financial Corp.	55,450	1,574,780
Penns Woods Bancorp, Inc.	29,122	812,795
Peoples Bancorp of North Carolina, Inc.	34,009	926,405
Peoples Bancorp, Inc.	131,444	3,898,629
Peoples Financial Services Corp.	40,651	1,807,750
Pioneer Bancorp, Inc. (a)	65,119	762,543
Plumas Bancorp	2,859	123,709

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Regional Banks - 24.1% (Continued)
Preferred Bank	25,605	$2,142,114
Primis Financial Corp.	26,621	260,087
Princeton Bancorp, Inc.	33,941	1,036,898
Provident Financial Holdings, Inc.	29,084	424,336
Provident Financial Services, Inc.	319,627	5,487,996
QCR Holdings, Inc.	68,631	4,894,763
RBB Bancorp	60,331	995,462
Red River Bancshares, Inc.	2,500	129,125
Renasant Corp.	204,927	6,953,173
Republic Bancorp, Inc. - Class A	62,294	3,975,603
Rhinebeck Bancorp, Inc. (a)	53,026	521,776
Riverview Bancorp, Inc.	101,394	572,876
S&T Bancorp, Inc.	139,621	5,172,958
Sandy Spring Bancorp, Inc.	104,655	2,925,107
SB Financial Group, Inc.	42,469	884,205
Shore Bancshares, Inc.	78,095	1,057,406
Sierra Bancorp	74,248	2,070,034
Simmons First National Corp. - Class A	360,203	7,394,968
SmartFinancial, Inc.	65,709	2,042,236
Sound Financial Bancorp, Inc.	6,527	327,329
South Plains Financial, Inc.	89,245	2,955,794
Southern First Bancshares, Inc. (a)	18,637	613,530
Southern Missouri Bancorp, Inc.	22,546	1,172,843
Southern States Bancshares, Inc.	7,822	279,636
Southside Bancshares, Inc.	82,211	2,380,831
Stellar Bancorp, Inc.	175,881	4,864,868
Sterling Bancorp, Inc. (a)	45,005	217,824
Third Coast Bancshares, Inc. (a)	42,604	1,421,695
Timberland Bancorp, Inc.	53,481	1,612,452
TriCo Bancshares	51,204	2,046,624
TrustCo Bank Corp. NY	64,622	1,969,679
Union Bankshares, Inc.	400	12,588
United Bancorp, Inc.	1,509	20,251
United Security Bancshares	55,608	498,248
Unity Bancorp, Inc.	37,456	1,524,459
Univest Financial Corp.	102,517	2,907,382
Veritex Holdings, Inc.	224,034	5,594,129
Virginia National Bankshares Corp.	687	24,787
WaFd, Inc.	281,909	8,056,959
WesBanco, Inc.	305,870	9,469,735
Western New England Bancorp, Inc.	89,478	832,145
		329,124,354

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Reinsurance - 1.0%
Greenlight Capital Re Ltd. - Class A (a)	117,805	$1,596,258
SiriusPoint Ltd. (a)	731,055	12,639,941
		14,236,199

Research & Consulting Services - 0.3%
Mistras Group, Inc. (a)	218,088	2,307,371
Resources Connection, Inc.	178,769	1,169,149
		3,476,520

Restaurants - 0.3%
Ark Restaurants Corp.	22,383	226,068
Biglari Holdings, Inc. - Class B (a)	9,433	2,042,622
El Pollo Loco Holdings, Inc. (a)	188,519	1,941,746
Flanigan's Enterprises, Inc.	14,725	363,855
Good Times Restaurants, Inc. (a)	40,838	100,461
		4,674,752

Semiconductor Materials & Equipment - 0.4%
AXT, Inc. (a)	78,186	110,242
Photronics, Inc. (a)	224,279	4,656,032
Trio-Tech International (a)	36,967	221,433
		4,987,707

Semiconductors - 0.0%(d)
Alpha & Omega Semiconductor Ltd. (a)	5,031	125,071
Magnachip Semiconductor Corp. (a)	24,141	82,803
		207,874

Specialized Finance - 0.5%
Acacia Research Corp. (a)	177,666	568,531
Banco Latinoamericano de Comercio Exterior SA	148,813	5,446,556
SWK Holdings Corp. (a)	53,809	935,739
		6,950,826

Specialty Chemicals - 0.5%
Alto Ingredients, Inc. (a)	275,552	314,129
Ecovyst, Inc. (a)	344,030	2,132,986
Rayonier Advanced Materials, Inc. (a)	372,031	2,139,178
Valhi, Inc.	144,202	2,343,283
		6,929,576

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Steel - 2.5%
Ascent Industries Co. (a)	47,620	$602,869
Friedman Industries, Inc.	39,123	582,542
Metallus, Inc. (a)	257,889	3,445,397
Olympic Steel, Inc.	64,038	2,018,478
Radius Recycling, Inc. - Class A	108,363	3,129,523
Ramaco Resources, Inc.	123,110	1,013,195
Ramaco Resources, Inc. - Class B	3,539	25,162
Ryerson Holding Corp.	181,753	4,173,049
SunCoke Energy, Inc.	495,706	4,560,495
Warrior Met Coal, Inc. (b)	212,266	10,129,334
Worthington Steel, Inc.	177,082	4,485,487
		34,165,531

Systems Software - 0.0%(d)
Adeia, Inc.	39,911	527,623

Technology Distributors - 0.3%
ScanSource, Inc. (a)	139,119	4,731,437

Technology Hardware, Storage & Peripherals - 0.4%
AstroNova, Inc. (a)	2,000	18,380
Eastman Kodak Co. (a)	435,379	2,751,595
Xerox Holdings Corp.	599,599	2,896,063
		5,666,038

Textiles - 0.0%(d)
Crown Crafts, Inc.	47,219	171,877
Unifi, Inc. (a)	38,974	187,465
		359,342

Trading Companies & Distributors - 1.7%
BlueLinx Holdings, Inc. (a)	48,222	3,615,686
DNOW, Inc. (a)	574,619	9,814,492
Hudson Technologies, Inc. (a)	170	1,049
MRC Global, Inc. (a)	383,694	4,404,807
Titan Machinery, Inc. (a)	20,376	347,207
Willis Lease Finance Corp.	30,962	4,891,067
		23,074,308

Transaction & Payment Processing Services - 0.5%
Paysafe Ltd. (a)	255,804	4,013,565

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 0.5% (Continued)
Repay Holdings Corp. (a)	497,625	$2,771,771
		6,785,336

Wireless Telecommunication Services - 1.1%
Telephone and Data Systems, Inc.	371,561	14,394,273
United States Cellular Corp. (a)	10,504	726,352
		15,120,625
TOTAL COMMON STOCKS (Cost $1,393,797,413)		1,365,955,427

CONTINGENT VALUE RIGHTS - 0.0%(d)
Communication Systems/Pineapple Holdings (a)(c)	3,750	1,012
Resolute Forest Products (a)(c)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		69,452

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.0%(d)
Real Estate Operating Companies - 0.0%(d)
Transcontinental Realty Investors, Inc. (a)	1,400	39,130
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $62,286)		39,130

WARRANTS - 0.0%(d)	Contracts
Oil & Gas Drilling - 0.0%(d)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	10,127
TOTAL WARRANTS (Cost $0)		10,127

PREFERRED STOCKS - 0.0%(d)	Shares
Air Freight & Logistics - 0.0%(d)
Air T Funding, 8.00%, 06/07/2049	529	9,025
TOTAL PREFERRED STOCKS (Cost $11,003)		9,025

SHORT-TERM INVESTMENTS - 1.9%
Investments Purchased with Proceeds from Securities Lending - 1.7%
First American Government Obligations Fund - Class X, 4.27% (e)	23,433,616	23,433,616

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (e)	1,927,297	1,927,297
TOTAL SHORT-TERM INVESTMENTS (Cost $25,360,913)		25,360,913

TOTAL INVESTMENTS - 101.7% (Cost $1,419,231,615)		$1,391,444,074
Liabilities in Excess of Other Assets - (1.7)%		(22,713,570)
TOTAL NET ASSETS - 100.0%		$1,368,730,504

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

AMBAC - American Municipal Bond Assurance Corporation
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $22,211,201 which represented 1.6% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $69,452 or 0.0% of net assets as of March 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF

Summary of Fair Value Disclosures as of March 31, 2025 (Unaudited)
EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,365,955,427	$—	$—	$1,365,955,427
Contingent Value Rights	—	—	69452*	69,452
Real Estate Investment Trusts	39,130	—	—	39,130
Warrants	10,127	—	—	10,127
Preferred Stocks	9,025	—	—	9,025
Investment Purchased with Proceeds from Securities Lending	23,433,616	—	—	23,433,616
Money Market Funds	1,927,297	—	—	1,927,297
Total Investments	$235,271,583	$—	69452*	$1,391,444,074

Refer to the Schedule of Investments for further disaggregation of investment categories.
* Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period.